Deferred Income Tax Assets and Liabilities - Classified in the consolidated balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets and Liabilities
Deferred tax assets	$ 16,510	$ 14,748
Deferred tax liabilities	$ 3,864	$ 3,885